GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in goodwill [abstract]
Beginning of year	$ 723	$ 849
Disposals	(18)
Foreign exchange and other	(149)	126	$ 121
End of year	854	723	$ 849
Hydroelectric
Reconciliation of changes in goodwill [abstract]
Beginning of year	559
End of year	704	559
Wind
Reconciliation of changes in goodwill [abstract]
Beginning of year	64
End of year	47	64
Utility-scale solar
Reconciliation of changes in goodwill [abstract]
Beginning of year	100
End of year	$ 103	$ 100